INCOME TAX EXPENSE - Components of deferred tax (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Deferred tax assets	$ 215.9	$ 183.2
Deferred tax liabilities	759.6	620.4
Deferred tax liabilities - net	543.7	437.2	$ 296.9
Accrued expenses and other
Income tax expense
Deferred tax assets	93.8	63.5
Property, plant and equipment
Income tax expense
Deferred tax assets	4.8	5.8
Deferred tax liabilities	694.2	581.1
Reclamation and remediation obligations
Income tax expense
Deferred tax assets	116.6	105.9
Deferred tax liabilities	0.1	2.6
Inventory capitalization
Income tax expense
Deferred tax liabilities	65.3	36.7
Losses
Income tax expense
Deferred tax assets	$ 0.7	$ 8.0